INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 522	$ 555
Cost method	3	6
Total	$ 525	$ 561	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).